UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended March 31, 2013

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      May  14, 2013
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   63

       Form 13F Information Table Value Total:	   435728
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof				Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 		Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
BreitBurn 	COM		106776107	422 	21054	SH	SOLE		21054
CPFL Energia 	ADR		126153105	370 	17677	SH	SOLE		17677
CVR Partners LP	COM		126633106	381 	15230	SH	SOLE		15230
CalumetSpecialtyUNIT LP		131476103	461 	12377	SH	SOLE		12377
CenturyLink Inc	COM		156700106	337 	9593	SH	SOLE		9593
ChesapeakeGranitCOM		165185109	299 	21395	SH	SOLE		21395
CommonWealth	COM		203233101	525 	23412	SH	SOLE		23412
RR Donnelley 	COM		257867101	503 	41730	SH	SOLE		41730
Ferrellgas 	UNIT LP		315293100	419 	22586	SH	SOLE		22586
InlandRealEstateCOM		457461200	447 	44257	SH	SOLE		44257
ISHARES INC	MSCI BELG CAPPE	464286301	9089 	640999	SH	DEFINED	1		640999
ISHARES INC	MSCI EMU INDEX	464286608	12920 	395700	SH	DEFINED	1		395700
ISHARES INC	MSCI PAC J IDX	464286665	14497 	291700	SH	DEFINED	1		291700
ISHARES INC	MSCI SWITZ CAPP	464286749	10432 	355300	SH	DEFINED	1		355300
ISHARES INC	MSCI GERMAN	464286806	9291 	379700	SH	DEFINED	1		379700
ISHARES INC	MSCI MEXICO CAP	464286822	10182 	136500	SH	DEFINED	1		136500
ISHARES INC	MSCI HONG KONG	464286871	9729 	490350	SH	DEFINED	1		490350
ISHARES TR	BARCLAYS  7-10	464287440	37268 	347197	SH	DEFINED	1		347197
ISHARES TR	COHEN&ST RLTY	464287564	17059 	206900	SH	DEFINED	1		206900
ISHARES TR	CONS SRVC IDX	464287580	12433 	127370	SH	DEFINED	1		127370
ISHARES TR	DJ US HEALTH CR	464287762	14053 	145750	SH	DEFINED	1		145750
ISHARES TR	DJUS FINL SEC	464287788	13471 	198510	SH	DEFINED	1		198510
ISHARES TR	S&P EURO PLUS	464287861	12910 	325100	SH	DEFINED	1		325100
ISHARES TR	JPMORGAN USD	464288281	352	3000	SH	SOLE		3000
ISHARES TR	S&P ASIA 50 IN	464288422	13307 	350050	SH	DEFINED	1		350050
ISHARES TR	HIGH YLD CORP	464288513	547	5800	SH	SOLE		5800
Legacy Reserves UNIT LP	5	24707304	451 	16331	SH	SOLE		16331
MartinMidstream UNIT LP		573331105	474 	12303	SH	SOLE		12303
Mobile Telesys 	ADR		607409109	438 	21099	SH	SOLE		21099
NorthernTier	COM		665826103	425 	14204	SH	SOLE		14204
PAA Natural Gas COM		693139107	439 	20527	SH	SOLE		20527
PVR Partners LP	COM		693665101	352 	14601	SH	SOLE		14601
Suburban PropaneUNIT LP		864482104	445 	10002	SH	SOLE		10002
SunCommunities 	COM		866674104	473 	9581	SH	SOLE		9581
TerraNitrogenCo COM		881005201	389 	1766	SH	SOLE		1766
VANGUARDBDINDX 	SHORT TERM BOND	921937827	35217 	434834	SH	DEFINED	1		434834
VANGUARDIDXFDS	MCAP VL IDXVIP	922908512	60992 	907750	SH	DEFINED	1		907750
VANGUARDIDX FDS	SM CP VAL ETF	922908611	59037 	718650	SH	DEFINED	1		718650
VANGUARDIDX FDS	VALUE ETF	922908744	15321 	233550	SH	DEFINED	1		233550
Whiting USA 	TR UNIT		966388100	362 	24911	SH	SOLE		24911
CheniereEnerLP	COM		16411Q101	493 	18006	SH	SOLE		18006
Energy Tranfer 	UNIT LP		29273R109	449 	8867	SH	SOLE		8867
Exterran Partners LP	COM	30225N105	484 	18418	SH	SOLE		18418
Global Partners COM		37946R109	517 	14425	SH	SOLE		14425
HospitalityProp COM		44106M102	455 	16572	SH	SOLE		16572
ISHARES TR	US TREASURY BD	46429B267	1182	47000	SH	SOLE		47000
LRR Energy LP	COM		50214A104	392 	22251	SH	SOLE		22251
Mid-Con Energy 	COM		59560V109	451 	19671	SH	SOLE		19671
Natural Resource COM		63900P103	493 	21087	SH	SOLE		21087
NuStar Energy 	COM		67058H102	459 	8610	SH	SOLE		8610
POWERSHRSSETFTR	SOVEREIGN DEBT	73936T573	322	10824	SH	SOLE		10824
Qr Energy LP	UNIT LP		74734R108	418 	23641	SH	SOLE		23641
SPDR SERIES TR	DB INT GVT ETF	78464A490	540	8700	SH	SOLE		8700
SandridgePermianCOM		80007A102	320 	21848	SH	SOLE		21848
SandridgeMsTr	COM		80007T101	306 	22826	SH	SOLE		22826
SELSECSPDRTR	SBI HEALTHCARE	81369Y209	16852 	366750	SH	DEFINED	1		366750
SELSECSPDRTR	SBI CONS DISCR	81369Y407	17119 	323250	SH	DEFINED	1		323250
SELSECSPDRTR	SBI INT-FINL	81369Y605	15683 	862200	SH	DEFINED	1		862200
SeniorHousing 	SH BEN INT	81721M109	432 	16103	SH	SOLE		16103
StonemorPart 	COM		86183Q100	442 	17596	SH	SOLE		17596
TC Pipelines 	COM		87233Q108	470 	9692	SH	SOLE		9692
CapitalProduct 	COM		Y11082107	493 	59570	SH	SOLE		59570
NaviosMaritime 	UNITLPI		Y62267102	437 	30211	SH	SOLE		30211
NAVIOSMARITIME	UNITLPI		Y62267102	149	12114	SH	SOLE		12114